Stock Incentive Plans - Summary of Option Activity under Plans (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Options, Outstanding at Beginning Balance	9,865,734	7,624,306
Number of Options, Granted	3,188,150	3,089,655
Number of Options, Exercised	(3,366)	(293)
Number of Options, Cancelled/Forfeited	(623,776)	(847,934)
Number of Options, Outstanding at Ending Balance	12,426,742	9,865,734	7,624,306
Number of Options, Vested and expected to vest	12,426,742	9,865,734
Number of Options, Exercisable	7,566,304	6,111,596
Weighted-Average Exercise Price per Share, Outstanding at Beginning Balance	$ 10.96	$ 14.25
Weighted-Average Exercise Price per Share, Granted	1.53	2.64
Weighted-Average Exercise Price per Share, Exercised	0.47	2.71
Weighted-Average Exercise Price per Share, Cancelled/Forfeited	11.11	10.25
Weighted-Average Exercise Price per Share, Outstanding at Ending Balance	8.55	10.96	$ 14.25
Weighted-Average Exercise Price per Share, Vested and Expected to vest	8.55	10.96
Weighted-Average Exercise Price Per Share, Exercisable	$ 11.8	$ 13.19
Weighted Average Remaining Contractual Term, Outstanding	4 years 10 months 24 days	7 years 2 months 12 days	7 years 6 months
Weighted Average Remaining Contractual Term, Vested and Expected to vest	4 years 10 months 24 days	7 years 2 months 12 days
Weighted Average Remaining Contractual Term, Exercisable	4 years 6 months	6 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding Ending Balance	$ 488	$ 493	$ 2,069
Aggregate Intrinsic Value, Vested and Expected to vest	488	493
Aggregate Intrinsic Value, Exercisable	$ 421	$ 493